Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Drillships and related equipment	$4,892,746	$4,020,792
Assets under construction	1,014,480	769,131
Other property and equipment	10,353	10,260
Property and equipment, cost	5,917,579	4,800,183
Accumulated depreciation	(485,756)	(288,029)
Property and equipment, net	$5,431,823	$4,512,154

On January 25, 2013, we entered into a contract for the construction of the Pacific Zonda. The SHI contract for the Pacific Zonda provides for a purchase price of approximately $517.5 million for the acquisition of the vessel, payable in installments during the construction process, of which we have made payments of approximately $181.1 million through December 31, 2014 and we anticipate making payments of approximately $336.4 million in 2015.

During the years ended December 31, 2014, 2013 and 2012, we capitalized interest costs of $62.1 million, $78.5 million and $33.2 million, respectively, on assets under construction.